WISDOMTREE TRUST

Supplement dated August 1, 2015

to the currently effective

Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) for the

WisdomTree U.S. Dividend Growth Fund, WisdomTree U.S. SmallCap Dividend Growth Fund, WisdomTree Emerging Markets Dividend Growth Fund, WisdomTree International Hedged Dividend Growth Fund, WisdomTree Europe Dividend Growth Fund, WisdomTree Japan Hedged Dividend Growth Fund, WisdomTree Japan Dividend Growth Fund, WisdomTree Global ex-U.S. Dividend Growth Fund, WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Equity Income Fund, WisdomTree Emerging Markets Equity Income Fund, and WisdomTree Global Equity Income Fund (the “Funds”)

The following information supplements and should be read in conjunction with the Prospectuses and SAIs for the above-listed Funds.

The following Fund name changes for each Fund listed below are effective as of August 31, 2015. The underlying Indexes these Funds are designed to track will reflect the same name changes as the Funds. These are name changes only, there will be no changes to any Fund’s investment objective or strategy.

Prior to August 31, 2015	Effective on August 31, 2015
WisdomTree U.S. Dividend Growth Fund	WisdomTree U.S. Quality Dividend Growth Fund
WisdomTree U.S. SmallCap Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
WisdomTree Emerging Markets Dividend Growth Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
WisdomTree International Hedged Dividend Growth Fund	WisdomTree International Hedged Quality Dividend Growth Fund
WisdomTree Europe Dividend Growth Fund	WisdomTree Europe Quality Dividend Growth Fund
WisdomTree Japan Hedged Dividend Growth Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund
WisdomTree Japan Dividend Growth Fund	WisdomTree Japan Quality Dividend Growth Fund
WisdomTree Global ex-U.S. Dividend Growth Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund
WisdomTree DEFA Fund	WisdomTree International Equity Fund
WisdomTree DEFA Equity Income Fund	WisdomTree International High Dividend Fund
WisdomTree Equity Income Fund	WisdomTree High Dividend Fund
WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets High Dividend Fund
WisdomTree Global Equity Income Fund	WisdomTree Global High Dividend Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-999-0815